UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

August 31

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital Small Cap Fund
	Schedule of Investments
	May 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 88.25%

Agriculture Chemicals - 1.45%
753	Scotts Miracle-Gro Co.	$ 25,828

Air Transportation, Scheduled - 1.47%
750	Copa Holdings SA	26,115

Apparel & Other Finished Products - 1.18%
888	Carter's, Inc. *	21,001

Biological Products (No Diagnostic Substances) - 3.10%
2,800	PDL Biopharma, Inc.	19,460
3,900	Seattle Genetics, Inc. *	35,841
		55,301
Biotechnology - 1.09%
950	Alnylam Pharmaceuticals, Inc. *	19,342

Computer Peripheral Equipment - 2.83%
6,861	Brocade Communications Systems, Inc. *	50,360

Computer Terminals - 1.10%
1,600	Palm, Inc. *	19,504

Concrete, Gypsum & Plaster Products - 0.93%
300	Ameron International Corp.	16,635

Construction Machinery & Equipment - 1.29%
750	Astec Industries, Inc. *	22,965

Crude Petroleum & Natural GAs - 2.41%
1,200	Interoil Corp. *	42,924

Deep Sea Foreign Transportation - 1.87%
1,200	Hornbeck Offshore Services, Inc. *	33,288

Dental Equipment & Supplies - 1.60%
1,450	Siro Dental System, Inc. *	28,522

Electrical Industrial Apparatus - 1.03%
1,800	Graftech International Ltd. *	18,306

Electromedical & Electrotherapeutic Apparatus - 1.36%
1,010	Masimo Corp. *	24,179

Financial Services - 1.84%
100	Greenhill & Co., Inc.	7,350
1,600	Life Partners Holdings, Inc.	25,424
		32,774
Fire, Marine & Casualty Insurance - 2.45%
3,100	Amtrust Financial Services, Inc.	29,636
500	Argo Group International Holdings Ltd. *	14,025
		43,661
Guided Missiles & Space Vehicles & Parts - 1.21%
250	Alliant Techsystems, Inc. *	21,573

Instruments For Measuring & Testing - 0.85%
260	Itron, Inc. *	15,168

Laboratory Analytical Instruments - 1.83%
1,500	FEI Co. *	32,640

Mining Machinery & Equipment - 2.80%
900	Bucyrus International, Inc.	25,812
700	Joy Global, Inc.	24,129
		49,941
Oil & Gas Field Services, NEC - 1.31%
245	Core Laboratories	23,260

Optical Instruments & Lenses - 1.35%
1,000	II-VI, Inc. *	24,000

Pharmaceutical Preparations - 3.36%
1,100	Endo Pharmaceuticals Holdings, Inc. *	17,523
1,250	Isis Pharmaceuticals, Inc. *	17,250
1,900	Mylan, Inc. *	25,099
		59,872
Radiotelephone Communications - 1.26%
1,100	NII Holdings, Inc. *	22,506

Retail-Apparel & Accessory Stores - 1.94%
1,000	Aeropostale, Inc. *	34,620

Retail-Drug Stores & Proprietary Stores - 0.98%
1,000	Pharmerica Corp. *	17,540

Retail-Eating & Drinking Places - 1.11%
250	Chipotle Mexican Grill, Inc. *	19,798

Retail-Eating Places - 2.97%
1,000	Brinker International, Inc.	17,900
300	Panera Bread Co. *	15,972
700	Papa Johns International, Inc. *	18,970
		52,842
Semiconductors & Related Devices - 6.81%
650	Hittite Microwave Corp. *	23,270
1,800	IPG Photonics Corp. *	18,558
2,000	Microsemi Corp. *	26,920
500	Netlogic Microsystems *	16,360
5,300	On Semiconductor Corp. *	36,146
		121,254
Services-Business Services, NEC - 5.85%
350	Capella Education Co. *	18,267
761	HMS Holdings Corp. *	26,749
3,145	Telvent Git SA	59,189
		104,205
Services-Computer Integrated Systems - 1.03%
700	Micros Systems, Inc. *	18,284

Services-Computer Programming - 3.95%
2,785	Aspen Technology, Inc. *	22,001
900	Epiq Systems, Inc. *	13,707
1,260	Longtop Financial Technologies Ltd. *	34,726
		70,434
Services-Computer Programming, Data Processing, Etc. - 0.98%
760	Solera Holdings, Inc. *	17,404

Services-Educational Services - 3.01%
425	American Public Education, Inc. *	13,885
750	Career Education Corp. *	15,060
1,600	Corinthian Colleges, Inc. *	24,608
		53,553
Services-Engineering Services - 2.43%
560	Stanley, Inc. *	14,610
1,100	Stantec, Inc. *	28,666
		43,276
Services-Management Services - 3.85%
5,860	China Sercurity & Surveilance Technology, Inc. *	41,079
600	Huron Consulting Group, Inc. *	27,498
		68,577
Services-Miscellaneous Health & Allied Services - 0.86%
700	Lincare Holdings, Inc. *	15,246

Services-Prepackaged Software - 1.28%
1,400	Informatica Corp. *	22,862

Services-Specialty Outpatient - 1.26%
1,900	Healthsouth Corp. *	22,496

Services-To Dwellings & Other - 1.08%
1,100	Healthcare Services Group, Inc.	19,228

Special Industry Machinery, NEC - 3.19%
1,200	Cymer, Inc. *	33,312
1,000	Varian Semiconductor Equipment Associates, Inc. *	23,500
		56,812
State Commercial Banks - 0.91%
600	Signature Bank Corp. *	16,212

Surety Insurance - 0.81%
950	CNA Surety Corp. *	14,411

Surgical & Medical Instruments & Apparatus - 1.16%
484	Gen Probe, Inc. *	20,633

Water, Sewer, Pipeline & Powerline Construction - 0.95%
1,300	Mastec, Inc. *	16,835

X-Ray Apparatus, Tubes & Related Irradiation Apparatus - 0.87%
250	American Science & Engineering, Inc.	15,632

TOTAL FOR COMMON STOCKS (Cost $1,552,561) - 88.25%		$ 1,571,819

SHORT TERM INVESTMENTS - 12.75%
227,105	US Bank Repurchase Agreement, 0.01% dated 5/31/2009, due 6/1/2009
	repurchase price $227,105, collateralized by U.S. Treasury Bonds	227,105

TOTAL INVESTMENTS (Cost $1,779,666) - 101.00%		$ 1,798,924

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.00)%		(17,769)

NET ASSETS - 100.00%		$ 1,781,155

* Non-income producing security during the period

NOTES TO FINANCIAL STATEMENTS
Satuit Capital Small Cap Fund
1. SECURITY TRANSACTIONS

At May 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,779,666 amounted to $19,258, which consisted of aggregate gross unrealized appreciation of $197,207 and aggregate gross unrealized depreciation of $177,949.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,798,924	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,798,924	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments,

such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/

depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date July 30, 2009